SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Bad debt expense	$ 0	$ 213,179	$ 703,491
Cash in excess of FDIC limits	29,000
FDIC Cash		250,000
Accounts receivable, net	$ 328,118	$ 328,118	$ 0
Collection period of accounts receivable	12 months